Organization (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Organization [Line Items]
Incorporation date	Feb. 22, 2010		Feb. 22, 2010
Operating loss	$ (19,195)	$ (3,726)	$ (26,931)	$ (68,509)
Accumulated deficit	(451,483)		(456,733)	(411,379)
Total debt			24,300
Cash and cash equivalents excluding restricted cash	9,488		9,617	13,378
Net loss from discontinued operations			(1,100)	(2,007)
Loss from continuing operations			$ (44,254)	$ (54,444)
Short-Term Debt [Member]
Organization [Line Items]
Total debt	$ 38,000